Offerings	Apr. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of (i) Common stock, $0.0001 per share and (ii) Warrants to purchase one share of common stock
Proposed Maximum Offering Price per Unit	8.00
Maximum Aggregate Offering Price	$ 22,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,038.20
Offering Note	Note 1.a. Maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416, this registration statement also covers an indeterminate number of shares of common stock, par value $0.0001 per share, of the registrant (the "Common Stock") that may become issuable to prevent dilution resulting from stock splits, stock combinations, stock dividends, recapitalizations or similar transactions with respect to the Common Stock. Note 1.b. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon the exercise of the Warrants included in the units
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 27,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,832.28
Offering Note	See Offering Note 1.a. Note 2.a. Based on an assumed per-share exercise price for the Warrants of 125% of the maximum public offering price per unit in this offering.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrant
Amount Registered | shares	71,875
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.a. Note 3.a. No separate fee is required pursuant to Rule 457(g) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying Representative's Warrant
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 687,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 94.94
Offering Note	See Offering Note 1.a. Note 4.a. Represents shares of Common Stock underlying warrants issuable to the representative of the several underwriters to purchase up to an aggregate of 2.5% of the total number of shares of Common Stock included in the units sold in the offering (including any units purchased pursuant to the exercise of the over-allotment option) at an exercise price equal to 125% of the maximum public offering price. The warrants will be exercisable at any time after the date of the closing of this offering and will expire five years from the date of closing of this offering.
Offering: 5
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units consisting of (i) Common stock, $0.0001 per share and (ii) Warrants to purchase one share of common stock
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, issuable upon the exercise of the Warrants included in the units
Maximum Aggregate Offering Price	$ 1,000,000.00
Amount of Registration Fee	$ 138.10
Offering Note	See Offering Note 1.a. Note 6.a. Based on an assumed per-share exercise price for the Warrants of 125% of the maximum public offering price per unit in this offering.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrant
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, underlying Representative's Warrant
Maximum Aggregate Offering Price	$ 31,250.00
Amount of Registration Fee	$ 4.32
Offering Note	See Offering Note 4.